Other income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
ERS Revenue	$ 1,405	$ 527	$ 3,031	$ 527
Insurance income	1,699	0	1,699	0
Other income	341	0	340	0
Total other income	$ 3,444	$ 527	$ 5,070	$ 527